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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21786

ING Global Advantage and Premium
Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31,2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Advantage and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.9%
		Australia: 2.1%
16,747		AGL Energy Ltd.	$230,879
8,232		Australia & New Zealand Banking Group Ltd.	170,842
23,852		BHP Billiton Ltd.	1,002,828
21,678		BlueScope Steel Ltd.	235,456
13,618		Computershare Ltd.	124,358
6,726		CSL Ltd.	256,088
62,275		CSR Ltd.	173,897
165,459		Harvey Norman Holdings Ltd.	584,474
18,921		Iluka Resources Ltd.	66,686
203,896		Macquarie Airports Management Ltd.	565,804
3,584		Macquarie Group Ltd.	187,237
32,688		Macquarie Infrastructure Group	93,797
38,368		National Australia Bank Ltd.	1,149,989
20,536		Origin Energy Ltd.	306,533
19,337		Qantas Airways Ltd.	64,214
2,337		Rio Tinto Ltd.	308,561
12,537		Santos Ltd.	253,061
16,218		Telstra Corp., Ltd.	73,705
2,404		Woodside Petroleum Ltd.	149,674
14,580		Woolworths Ltd.	386,724
76,301		Zinifex Ltd.	693,953
			7,078,760
		Austria: 0.8%
43,605		Immofinanz Immobilien Anlagen AG	513,638
6,007	@	Meinl European Land Ltd.	78,941
9,742		OMV AG	801,931
8,594		Telekom Austria AG	204,943
10,010		Voestalpine AG	834,389
1,449		Wiener Staedtische Allgemeine Versicherung AG	110,159
			2,544,001
		Belgium: 0.4%
278		Colruyt SA	70,428
867		Delhaize Group	65,213
411		D’ieteren SA	125,920
2,663		Fortis	65,143
7,900	@	Fortis - Strip VVPR	123
576		Groupe Bruxelles Lambert SA	76,729
774		InBev NV	59,670
5,031		KBC Groep NV	620,497
1,427		Solvay SA	204,386
			1,288,109
		Bermuda: 0.4%
15,900		ACE Ltd.	955,113
4,300		Covidien Ltd.	215,387
3,000		Tyco Electronics Ltd.	120,360
			1,290,860
		China: 0.0%
96,500	@	Fosun International	73,824
			73,824
		Denmark: 0.4%
1,750		Danisco A/S	136,119
1,100		East Asiatic Co., Ltd. A/S	81,934
7,700	@	Vestas Wind Systems A/S	1,058,528
			1,276,581
		Finland: 1.1%
28,353		Elisa OYJ	632,176
1,669		Kesko OYJ	67,987
2,356		Neste Oil OYJ	78,690
65,410		Nokia OYJ	1,864,586
5,788		Stora Enso OYJ (Euro Denominated Security)	70,411
41,307		UPM-Kymmene OYJ	803,996
			3,517,846
		France: 4.6%
621		ADP	68,969
35,611		AXA SA	1,259,489
15,314		BNP Paribas	1,579,421
11,833		Bouygues SA	966,732
9,084		Carrefour SA	636,815
11,269		Cie de Saint-Gobain	909,522
2,282		Credit Agricole SA	60,354
2,166		France Telecom SA	65,907
812		Groupe Danone	71,045
5,454		Lafarge SA	985,889
9,009		Lagardere SCA	650,786
653		L’Oreal SA	79,434
3,730		LVMH Moet Hennessy Louis Vuitton SA	436,082

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2008 (Unaudited) (continued)

Shares			Value
		France (continued)
4,168		Natixis	$63,334
10,902		Peugeot SA	678,259
968		PPR	126,451
3,398		Sanofi-Aventis	253,346
8,157		Schneider Electric SA	1,023,832
7,048		Suez SA	524,795
759		Technip SA	71,275
7,996	@	Thomson	50,867
30,731		Total SA	2,678,342
13,823		Veolia Environnement	984,218
934		Vinci SA	70,374
25,407		Vivendi	1,068,666
			15,364,204
		Germany: 3.2%
1,464		Allianz AG	276,956
7,579		BASF AG	1,134,023
3,185		Bayer AG	282,407
18,406		Commerzbank AG	649,004
1,243		DaimlerChrysler AG	94,497
11,133		Deutsche Bank AG	1,187,470
1,490		Deutsche Boerse AG	213,887
16,464		Deutsche Lufthansa AG	424,501
29,178		Deutsche Post AG	925,638
6,444		E.ON AG	1,367,213
7,716		Fresenius Medical Care AG & Co. KGaA	430,460
481		Linde AG	71,985
467		MAN AG	72,730
647		Merck KGaA	91,044
924		Muenchener Rueckversicherungs AG	173,256
969		Rheinmetall AG	76,740
10,182		RWE AG	1,314,952
2,519		SAP AG	139,239
15,050		Siemens AG	1,705,444
246		Volkswagen AG	67,673
			10,699,119
		Greece: 0.3%
24,491		Hellenic Telecommunications Organization SA	687,590
8,520		National Bank of Greece SA	482,257
			1,169,847
		Hong Kong: 0.9%
68,000		C C Land Holdings Ltd.	70,071
41,700		Hang Seng Bank Ltd.	846,045
17,400		Hong Kong Exchanges and Clearing Ltd.	299,551
310,000	@	Hutchison Telecommunications International Ltd.	452,097
21,500		Kingboard Chemicals Holdings	99,646
238,000		Melco International Development	299,429
217,000		New World Development Ltd.	546,317
208,500		Shui On Land Ltd.	195,244
48,000		Shun TAK Holdings Ltd.	56,103
			2,864,503
		Ireland: 0.2%
34,592		Allied Irish Banks PLC	687,688
			687,688
		Italy: 1.8%
30,216		Banca Monte dei Paschi di Siena S.p.A.	96,418
3,482		Banco Popolare Scarl	69,879
108,283		Enel S.p.A.	1,217,619
12,646		ENI S.p.A.	515,962
37,715		Fiat S.p.A	841,186
5,243		Finmeccanica S.p.A.	159,004
10,297		Intesa Sanpaolo S.p.A.	61,798
10,518		Intesa Sanpaolo S.p.A.	69,016
3,387		Italcementi S.p.A.	68,476
4,821		Italcementi S.p.A. RNC	71,625
6,399		Lottomatica S.p.A.	182,790
13,431		Mediobanca S.p.A.	249,856
1,519		Saipem S.p.A.	69,806
330,155		Seat Pagine Gialle S.p.A.	52,633
435,560		Telecom Italia S.p.A.	958,217
212,275		UniCredito Italiano S.p.A.	1,485,002
			6,169,287
		Japan: 8.6%
16,000		Amada Co., Ltd.	146,463
13,000		Asahi Kasei Corp.	77,223
3,300		Astellas Pharma, Inc.	139,697
112,000		Bank of Yokohama Ltd.	817,610
11,200		Bridgestone Corp.	191,177
3,900		Canon Sales Co., Inc.	75,325
32		Central Japan Railway Co.	312,835
39,000		COMSYS Holdings Corp.	330,983
8,500		Daifuku Co., Ltd.	99,907
31,000		Daiichi Sankyo Co., Ltd.	875,017
1,900		Denso Corp.	69,441

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
44,000		Dowa Holdings Co., Ltd.	$332,224
121		East Japan Railway Co.	934,157
3,000		Eisai Co., Ltd.	108,747
3,600		Fuji Photo Film Co., Ltd.	133,405
76		Fuji Television Network, Inc.	127,658
113,000		Fujitsu Ltd.	915,255
23,600		Hitachi High-Technologies Corp.	537,645
25,000		Hokugin Financial Group, Inc.	77,129
2,500		Honda Motor Co., Ltd.	83,040
30		Inpex Holdings, Inc.	378,125
24,000		Ito En Ltd.	385,347
1,800		JFE Holdings, Inc.	101,748
10,000		Kao Corp.	261,005
112		KDDI Corp.	777,144
2,800		Keyence Corp.	669,118
170	@	KK DaVinci Advisors	125,886
29,100		Komatsu Ltd.	922,711
1,700		Konami Corp.	62,107
21,500		Konica Minolta Holdings, Inc.	401,410
3,700		Leopalace21 Corp.	59,136
3,300		Makita Corp.	139,206
51,000		Matsushita Electric Industrial Co., Ltd.	1,158,210
7,000		Matsushita Electric Works Ltd.	77,081
8,000		Mitsubishi Electric Corp.	90,561
56,000		Mitsubishi Rayon Co., Ltd.	202,505
68,500		Mitsubishi UFJ Financial Group, Inc.	696,615
26,000		Mitsui Engineering & Shipbuilding Co. Ltd.	94,460
4,000		Mitsui Fudosan Co., Ltd.	99,283
22,000		Mitsui Mining & Smelting Co., Ltd.	73,887
5,000		Mitsui OSK Lines Ltd.	75,536
233		Mizuho Financial Group, Inc.	1,223,681
1,400		Murata Manufacturing Co., Ltd.	73,665
5,400		Namco Bandai Holdings, Inc.	70,261
5,000		NGK Spark Plug Co., Ltd.	62,235
94,000		NHK Spring Co., Ltd.	874,912
500		Nintendo Co., Ltd.	275,399
40,000		Nippon Electric Glass Co., Ltd.	777,760
12,000		Nippon Steel Corp.	75,013
16		Nippon Telegraph & Telephone Corp.	77,601
21,000		Nippon Yusen KK	213,705
23,000		Nishi-Nippon City Bank Ltd.	75,990
12,000		Nisshinbo Industries, Inc.	155,370
16,200		NOK Corp.	287,814
16,000		Obayashi Corp.	81,671
7,000		Olympus Corp.	228,557
178,000		Osaka Gas Co., Ltd.	646,823
6,600		Otsuka Corp.	474,226
453		Resona Holdings, Inc.	791,463
9		Sapporo Hokuyo Holdings, Inc.	70,141
134		SBI E*trade Securities Co., Ltd.	136,140
26,300		Seven & I Holdings Co., Ltd.	767,962
35,000		Sharp Corp.	611,147
15,500		Shin-Etsu Chemical Co., Ltd.	976,901
13,700		Shinko Electric Industries	201,976
7,000		Shionogi & Co., Ltd.	141,175
26,000		Sompo Japan Insurance, Inc.	281,104
3,500		Sony Corp.	176,192
62,000		Sumitomo Electric Industries Ltd.	800,243
10,000		Sumitomo Heavy Industries	80,238
45,000		Sumitomo Metal Mining Co., Ltd.	755,140
155		Sumitomo Mitsui Financial Group, Inc.	1,334,930
6,000		Suruga Bank Ltd.	86,270
1,200		TDK Corp.	82,451
4,300		THK Co., Ltd.	88,745
3,200		Tokai Rika Co., Ltd.	76,093
149,000		Tokyo Gas Co., Ltd.	566,644
12,000		Tokyu Land Corp.	86,189
27,000		Toyota Boshoku Corp.	730,363
14,700		Toyota Motor Corp.	750,792
10,800		Urban Corp.	59,392
16		West Japan Railway Co.	74,969
141		Yahoo! Japan Corp.	60,687
7,000		Yaskawa Electric Corp.	80,111
			28,778,160
		Luxembourg: 0.1%
2,522		Arcelor Mittal	251,109
			251,109
		Netherlands: 2.3%
59,292		Aegon NV	904,575
25,277		ASML Holding NV	756,880
14,163		Heineken NV	831,654
1,407		Koninklijke DSM NV	86,188
30,314		Koninklijke Philips Electronics NV	1,164,511

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2008 (Unaudited) (continued)

Shares			Value
		Netherlands (continued)
4,673		OCE NV	$65,830
23,523		Royal Dutch Shell PLC - Class A	1,003,588
44,280		Royal Dutch Shell PLC - Class B	1,849,921
4,027		Royal KPN NV	73,246
28,633		Unilever NV	936,330
			7,672,723
		New Zealand: 0.1%
33,884		Fisher & Paykel Healthcare Corp.	63,708
13,920		Fletcher Building Ltd.	87,311
98,661		Vector Ltd.	150,736
			301,755
		Norway: 0.1%
17,050	@	TGS Nopec Geophysical Co. ASA	270,600
			270,600
		Portugal: 0.0%
26,661		Sonae Industria - SGPS SA	155,475
			155,475
		Singapore: 0.6%
160,000		CapitaLand Ltd.	771,460
40,000		Olam International Ltd.	92,665
191,000		United Overseas Land Ltd.	549,210
109,000		Wilmar International Ltd.	447,744
208,000		Wing Tai Holdings Ltd.	277,947
			2,139,026
		Spain: 1.1%
49,186		Banco Bilbao Vizcaya Argentaria SA	1,097,101
67,385		Banco Santander Central Hispano SA	1,405,654
5,634		Grupo Ferrovial	443,139
4,068		Promotora de Informaciones SA (PRISA)	66,927
1,700		Repsol YPF SA	70,294
24,297		Telefonica SA	696,705
			3,779,820
		Sweden: 0.4%
21,150		Boliden AB	239,151
28,800		Investor AB	717,160
4,200		Nordea Bank AB	68,326
4,000		Sandvik AB	68,773
4,400		Svenska Cellulosa AB - B Shares	70,651
3,100		Tele2 AB - B Shares	66,333
			1,230,394
		Switzerland: 3.8%
6,583		ABB Ltd.	213,847
1,915		Ciba Specialty Chemicals AG	63,211
1,213		Compagnie Financiere Richemont AG	75,605
23,827		Credit Suisse Group	1,213,509
8,861		Holcim Ltd.	828,436
708		Kuehne & Nagel International AG	75,780
2,732	@	Logitech International SA	89,556
4,654		Nestle SA	2,289,093
37,979		Novartis AG	1,994,401
628		Pargesa Holding SA	77,601
11,440		Roche Holding AG	1,973,402
1,939		Swatch Group AG - BR	543,020
12,448		Swiss Reinsurance	967,512
512		Synthes, Inc.	72,008
4,377	@	UBS AG - Reg	105,416
13,135		Xstrata PLC	1,039,359
3,766		Zurich Financial Services AG	1,105,256
			12,727,012
		United Kingdom: 7.6%
26,965		3i Group PLC	473,266
4,262		Amec PLC	70,573
8,779		Anglo American PLC	598,211
31,294		AstraZeneca PLC	1,366,037
10,561		Aviva PLC	131,981
25,166		BAE Systems PLC	226,177
47,202		Barclays PLC	350,550
9,901		Barratt Developments PLC	35,874
17,044		BG Group PLC	428,670
46,551		BHP Billiton PLC	1,770,929
7,684		Bovis Homes Group PLC	62,997
243,976		BP PLC	2,945,444
61,888		British Energy Group PLC	899,683
87,026		BT Group PLC	383,150
249,741		Cable & Wireless PLC	813,516
19,419		Capita Group PLC	260,486
2,461		Carnival PLC	93,773
10,470		Centrica PLC	60,977
90,758		Compass Group PLC	675,024
66,199		Daily Mail & General Trust	533,928
54,025		Diageo PLC	1,056,594
28,271		GlaxoSmithKline PLC	626,109
16,821		Group 4 Securicor PLC	75,136

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2008 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
108,921		HBOS PLC	$863,776
88,421		HSBC Holdings PLC	1,491,775
16,625		Imperial Tobacco Group PLC	667,039
56,301		International Power PLC	496,096
23,072		Investec PLC	160,306
88,848		J Sainsbury PLC	613,949
263,946		Legal & General Group PLC	626,879
9,429		Marks & Spencer Group PLC	71,079
3,575		National Express Group PLC	64,762
239,979		Old Mutual PLC	556,417
26,470		Persimmon PLC	252,746
3,540		Reckitt Benckiser PLC	208,639
6,749		Rio Tinto PLC	811,744
7,710,438	@	Rolls-Royce Group PLC - B Shares Entitlement	15,274
204,366		Royal Bank of Scotland Group PLC	926,265
4,377		Shire Ltd.	74,664
7,515		Smith & Nephew PLC	80,743
11,762		Standard Chartered PLC	437,415
17,894		Standard Life PLC	89,067
8,447		Tate & Lyle PLC	77,621
9,773		Tesco PLC	80,282
20,631		Thomas Cook Group PLC	101,289
6,986		Travis Perkins PLC	115,682
338,190		Vodafone Group PLC	1,085,971
150,210		WM Morrison Supermarkets PLC	871,576
58,427		Wolseley PLC	637,018
			25,417,159
		United States: 57.0%
6,200		Abercrombie & Fitch Co.	450,120
13,600		Aetna, Inc.	641,376
11,000	@	Affiliated Computer Services, Inc.	596,200
15,800		Aflac, Inc.	1,060,654
16,900	@	Agilent Technologies, Inc.	631,891
1,100	S	Air Products & Chemicals, Inc.	112,112
44,300	@	Allied Waste Industries, Inc.	596,721
34,800		Altria Group, Inc.	774,648
4,600	@	Amazon.com, Inc.	375,452
4,500		AMBAC Financial Group, Inc.	14,085
32,800		American Electric Power Co., Inc.	1,388,424
7,900		American Express Co.	366,165
41,200		American International Group, Inc.	1,483,200
2,900	S	Ameriprise Financial, Inc.	137,054
29,300	@, S	Amgen, Inc.	1,290,079
12,300		Anadarko Petroleum Corp.	922,131
7,600		Apache Corp.	1,018,856
3,900	@	Apollo Group, Inc. - Class A	186,381
13,200	@	Apple, Inc.	2,491,500
24,400		Applera Corp. - Applied Biosystems Group	848,144
17,500		Applied Materials, Inc.	346,675
7,900		Archer-Daniels-Midland Co.	313,630
2,300		Assurant, Inc.	156,469
82,437		AT&T, Inc.	3,289,236
13,000	@	Autodesk, Inc.	535,080
6,400	@	Autozone, Inc.	809,984
6,400		Ball Corp.	347,520
44,900		Bank of America Corp.	1,527,049
27,100		Bank of New York Mellon Corp.	1,206,763
20,600		BB&T Corp.	648,282
15,400		Best Buy Co., Inc.	719,026
11,500	@	Big Lots, Inc.	357,190
7,300	@	Biogen Idec, Inc.	458,075
5,700	@	BMC Software, Inc.	228,570
22,300		Boeing Co.	1,845,771
16,000	@	Boston Scientific Corp.	212,640
19,100		CA, Inc.	506,914
9,400		Capital One Financial Corp.	452,328
14,000		Caterpillar, Inc.	1,156,960
5,500	@	Celgene Corp.	334,730
14,600		CenturyTel, Inc.	516,986
51,800	S	Chevron Corp.	5,135,970
22,000		Chubb Corp.	1,182,720
3,000		Cigna Corp.	121,800
79,300	@	Cisco Systems, Inc.	2,118,896
59,900	S	Citigroup, Inc.	1,311,211
8,300		Clear Channel Communications, Inc.	290,666
15,300		Clorox Co.	874,089
1,400		CME Group, Inc.	602,420
20,200	@	Coach, Inc.	733,260
15,400		Coca-Cola Co.	881,804
19,900	S	Comcast Corp. - Class A	447,750
12,200		ConAgra Foods, Inc.	287,676
35,100		ConocoPhillips	3,267,810
29,700	@	Constellation Brands, Inc.	633,204

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2008 (Unaudited) (continued)

Shares			Value
		United States (continued)
8,900		Cooper Industries Ltd.	$415,007
17,800		Corning, Inc.	486,652
21,300		Costco Wholesale Corp.	1,519,116
9,800	S	Countrywide Financial Corp.	51,548
3,600	@	Coventry Health Care, Inc.	165,708
3,200		CR Bard, Inc.	291,840
9,700		Cummins, Inc.	683,074
15,200		CVS Caremark Corp.	650,408
33,300	@	Dell, Inc.	767,898
13,100		Devon Energy Corp.	1,518,814
23,300	@	DIRECTV Group, Inc.	654,730
20,300		Discover Financial Services	348,145
37,800		Dominion Resources, Inc.	1,750,140
28,100		Dover Corp.	1,519,648
24,600		Dow Chemical Co.	993,840
23,100		DTE Energy Co.	1,021,944
101,700		Duke Energy Corp.	1,879,416
14,900		Eaton Corp.	1,440,532
9,100	@, S	eBay, Inc.	273,091
8,900		Edison International	473,747
31,700		EI Du Pont de Nemours & Co.	1,518,747
42,400		Eli Lilly & Co.	2,041,136
65,800	@	EMC Corp.	1,147,552
12,200		ENSCO International, Inc.	876,326
12,800	@	Expedia, Inc.	310,400
13,100	@	Express Scripts, Inc.	944,641
105,900	S	ExxonMobil Corp.	9,399,684
19,800		Family Dollar Stores, Inc.	423,720
10,300		Federal Home Loan Mortgage Corporation	261,826
17,800		Federal National Mortgage Association	480,956
19,600		Fifth Third Bancorp.	366,520
3,800		Fluor Corp.	708,890
5,700		FPL Group, Inc.	384,864
9,200		Freeport-McMoRan Copper & Gold, Inc.	1,064,532
10,800	@	GameStop Corp.	535,680
6,400		Gap, Inc.	116,800
129,822		General Electric Co.	3,988,129
24,400		General Mills, Inc.	1,542,080
10,100	@	Gilead Sciences, Inc.	558,732
9,400		Goldman Sachs Group, Inc.	1,658,254
5,600		Goodrich Corp.	362,936
13,200	@	Goodyear Tire & Rubber Co.	335,412
2,100	@	Google, Inc. - Class A	1,230,180
10,506		Hartford Financial Services Group, Inc.	746,661
15,000		Hasbro, Inc.	543,600
16,100		Hercules, Inc.	332,143
6,800		Hess Corp.	835,108
65,400		Hewlett-Packard Co.	3,077,724
23,900	S	HJ Heinz Co.	1,192,849
11,800		Honeywell International, Inc.	703,516
74,200		Hudson City Bancorp., Inc.	1,320,760
5,100	@, S	Humana, Inc.	260,355
24,400		IMS Health, Inc.	591,456
71,300		Intel Corp.	1,652,734
1,000	@	IntercontinentalExchange, Inc.	138,200
28,900		International Business Machines Corp.	3,740,527
2,900		International Flavors & Fragrances, Inc.	121,684
5,000		International Paper Co.	136,100
12,200	@	Interpublic Group of Cos., Inc.	121,634
24,500		Jabil Circuit, Inc.	311,640
19,500	@	JDS Uniphase Corp.	241,215
20,100		Johnson & Johnson	1,341,474
36,300		Johnson Controls, Inc.	1,236,378
66,100		JPMorgan Chase & Co.	2,842,300
13,700		Kellogg Co.	709,797
27,100		Kimberly-Clark Corp.	1,728,980
10,000	@, S	King Pharmaceuticals, Inc.	102,600
10,700		L-3 Communications Holdings, Inc.	1,149,073
24,000		Leggett & Platt, Inc.	458,400
8,400		Lehman Brothers Holdings, Inc.	309,204
19,700		Lennar Corp.	332,536
13,700	@	Lexmark International, Inc.	504,982
13,900		Lockheed Martin Corp.	1,521,216
6,300		Marathon Oil Corp.	323,757
12,101		Marshall & Ilsley Corp.	281,227
23,100		McDonald’s Corp.	1,370,292
3,800	@	Medco Health Solutions, Inc.	184,110
29,100		Medtronic, Inc.	1,474,497
36,800		Merck & Co., Inc.	1,433,728
11,300		Merrill Lynch & Co., Inc.	496,296
26,900		Metlife, Inc.	1,614,807
128,800		Microsoft Corp.	3,647,616
8,300		Monsanto Co.	1,057,420

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2008 (Unaudited) (continued)

Shares			Value
		United States (continued)
6,000		Moody’s Corp.	$222,480
11,400		Morgan Stanley	504,222
6,100	@	National Oilwell Varco, Inc.	508,252
9,400		National Semiconductor Corp.	197,870
17,800		Nike, Inc.	1,216,986
5,800		Noble Energy, Inc.	565,210
5,185		Northern Trust Corp.	394,060
18,200		Northrop Grumman Corp.	1,373,372
15,500	@, S	Nvidia Corp.	382,850
9,200		Nyse Euronext	588,064
26,600		Occidental Petroleum Corp.	2,445,338
17,700		Omnicom Group	867,477
58,600	@	Oracle Corp.	1,338,424
11,400		Parker Hannifin Corp.	965,238
18,300	@	Patterson Cos., Inc.	622,383
13,100		Pepco Holdings, Inc.	354,224
21,200		Pepsi Bottling Group, Inc.	687,304
1,400		PepsiCo, Inc.	95,620
15,800		PerkinElmer, Inc.	446,824
45,600		Pfizer, Inc.	882,816
34,400	@	Philip Morris International, Inc.	1,811,504
10,800	S	Pitney Bowes, Inc.	392,148
6,800		Polo Ralph Lauren Corp.	474,980
10,800		PPG Industries, Inc.	680,724
9,600		PPL Corp.	492,576
40,400		Procter & Gamble Co.	2,668,420
4,900		Prudential Financial, Inc.	366,030
15,200	@	QLogic Corp.	240,008
9,700		Qualcomm, Inc.	470,838
58,300	S	Qwest Communications International, Inc.	282,755
14,800		RadioShack Corp.	216,820
58,276		Regions Financial Corp.	1,038,478
16,100		Reynolds American, Inc.	884,212
5,500		Robert Half International, Inc.	135,190
1,800		Rohm & Haas Co.	97,164
21,300	S	RR Donnelley & Sons Co.	699,279
8,100		Ryder System, Inc.	594,783
78,000		Sara Lee Corp.	1,074,840
51,000		Schering-Plough Corp.	1,040,400
7,100		Schlumberger Ltd.	718,023
12,300		Sigma-Aldrich Corp.	722,748
4,700		Snap-On, Inc.	291,024
64,900		Southwest Airlines Co.	847,594
4,400	S	Spectra Energy Corp.	118,888
16,700	@	St. Jude Medical, Inc.	680,525
6,800		Stanley Works	330,344
5,200		Starwood Hotels & Resorts Worldwide, Inc.	251,680
8,800		State Street Corp.	633,776
13,400		Supervalu, Inc.	469,938
27,900	@	Symantec Corp.	606,267
4,400	@	Teradata Corp.	118,844
8,600	@	Terex Corp.	613,610
44,900		Texas Instruments, Inc.	1,458,352
5,100		Textron, Inc.	319,005
15,200	@, S	Thermo Electron Corp.	897,104
6,800		Tiffany & Co.	333,404
25,700		Time Warner, Inc.	408,116
31,500		TJX Cos., Inc.	1,009,890
2,900		Trane, Inc.	134,618
2,637	@	Transocean, Inc.	396,051
21,100		Travelers Cos., Inc.	1,050,991
700		United States Steel Corp.	120,897
20,300		United Technologies Corp.	1,442,112
7,200	@	Varian Medical Systems, Inc.	342,288
32,400		Verizon Communications, Inc.	1,246,428
9,200		VF Corp.	696,440
8,900	@	Viacom - Class B	318,798
9,600		Wachovia Corp.	228,480
35,400	S	Wal-Mart Stores, Inc.	2,043,996
49,700		Walt Disney Co.	1,669,920
19,700		Wells Fargo & Co.	543,129
4,200		Western Union Co.	99,288
14,000		Williams Cos., Inc.	532,560
64,400		Windstream Corp.	859,096
3,400		WM Wrigley Jr. Co.	262,242
33,900		Wyeth	1,507,533
10,500		Xerox Corp.	142,590
12,300	@	Yahoo!, Inc.	329,148
15,200		Zions Bancorp.	654,968
			190,367,106
		Total Common Stock (Cost $313,663,210)	327,114,968

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2008 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 0.4%
		Australia: 0.2%
567,108		Macquarie Office Trust		$521,043
33,957		Stockland		205,052
				726,095
		United Kingdom: 0.0%
4,451		British Land Co. PLC		70,695
				70,695
		United States: 0.2%
14,700		Host Hotels & Resorts, Inc.		252,693
4,700	S	Public Storage, Inc.		414,211
				666,904
		Total Real Estate Investment Trusts (Cost $1,687,758)		1,463,694
EXCHANGE-TRADED FUNDS: 0.7%
		Developed Markets: 0.7%
30,000		iShares MSCI EAFE Index Fund		2,304,000

		Total Exchange-Traded Funds (Cost $2,290,727)		2,304,000
PREFERRED STOCK: 0.3%
		Germany: 0.3%
3,619		Bayerische Motoren Werke AG		172,419
2,730		Henkel KGaA - Vorzug		130,499
1,175		Porsche AG		218,349
21,921		ProSieben SAT.1 Media AG		311,218

		Total Preferred Stock (Cost $1,049,661)		832,485
RIGHTS: 0.1%
		Switzerland: 0.0%
4,377		UBS AG		5,837
				5,837
		United Kingdom: 0.1%
8,312		Imperial Tobacco Group PLC		82,326
124,890		Royal Bank of Scotland Group PLC		69,271
				151,597
		Total Rights (Cost $-)		157,434
		Total Long-Term Investments (Cost $318,691,356)		331,872,581
SHORT-TERM INVESTMENTS: 1.1%
		Mutual Fund: 0.8%
2,600,000	**, S	ING Institutional Prime Money Market Fund		2,600,000
		Total Mutual Fund (Cost $2,600,000)		2,600,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$1,060,000	S	Morgan Stanley Repurchase Agreement dated 05/30/08, 2.200%, due 06/02/08, $1,060,194 to be received upon repurchase (Collateralized by $1,985,000 Resolution Funding Corporation, Discount Note, Market Value $1,083,850, due 10/15/20)		$1,060,000
		Total Repurchase Agreement (Cost $1,060,000)		1,060,000
		Total Short-Term Investments (Cost $3,660,000)		3,660,000
		Total Investments in Securities (Cost $ 322,351,356 )*	100.5%	$335,532,581
		Other Assets and Liabilities - Net	(0.5)	(1,542,836)
		Net Assets	100.0%	$333,989,745

	@	Non-income producing security
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	**	Investment in affiliate
	*	Cost for federal income tax purposes is $326,407,220.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$24,729,262
		Gross Unrealized Depreciation		(15,603,901)
		Net Unrealized Appreciation		$9,125,361

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.3%
Aerospace/Defense	2.4
Agriculture	1.6
Airlines	0.4
Apparel	0.6
Auto Manufacturers	0.8
Auto Parts & Equipment	1.2
Banks	8.7
Beverages	1.4
Biotechnology	0.9
Building Materials	1.1
Chemicals	2.6
Commercial Services	0.5
Computers	4.2
Cosmetics/Personal Care	0.9
Distribution/Wholesale	0.4
Diversified	0.1
Diversified Financial Services	3.7
Electric	4.2
Electrical Components & Equipment	0.8
Electronics	1.8
Energy - Alternate Sources	0.3
Engineering & Construction	1.0
Entertainment	0.0
Environmental Control	0.2
Food	3.6
Food Service	0.2
Forest Products & Paper	0.3
Gas	0.4
Hand/Machine Tools	0.3
Healthcare - Products	1.6
Healthcare - Services	0.5
Holding Companies - Diversified	0.3
Home Builders	0.2
Home Furnishings	0.4
Hotels	0.1
Household Products/Wares	0.9
Insurance	4.5
Internet	1.0
Investment Companies	0.3
Iron/Steel	0.5
Leisure Time	0.1
Lodging	0.1
Machinery - Construction & Mining	0.8
Machinery - Diversified	0.3
Media	2.0
Mining	2.6
Miscellaneous Manufacturing	3.7
Office Property	0.1
Office/Business Equipment	0.2
Oil & Gas	11.3
Oil & Gas Services	0.6
Packaging & Containers	0.1
Pharmaceuticals	4.7
Pipelines	0.2
Real Estate	1.0
Retail	4.2
Savings & Loans	0.4
Semiconductors	1.6
Shipbuilding	0.0
Software	2.1
Storage	0.1
Telecommunications	5.5
Textiles	0.1
Toys/Games/Hobbies	0.3
Transportation	1.0
Venture Capital	0.1
Water	0.3
Other Long-Term Investments	0.7
Short-Term Investments	1.1
Other Assets and Liabilities - Net	(0.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2008 (Unaudited) (continued)

ING Global Advantage and Premium Opportunity Fund Open Futures Contracts on May 31, 2008

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation

Long Contracts

S&P 500	12	4,201,800	06/19/08	$194,138
				$194,138

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2008 (Unaudited) (continued)

ING Global Advantage and Premium Opportunity Fund

May 31, 2008

Written Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

225,000	ABN AMRO	Nikkei 225 Index	06/11/08	14,120.87	JPY	$756,858	$(846,056)
6,100	Goldman Sachs	Dow Jones Euro Stoxx 50 (Price) Index	06/11/08	3,820.00	EUR	688,119	(242,094)
2,800	Merrill Lynch	FTSE 100 Index	06/11/08	6,223.00	GBP	599,847	(128,660)
89,400	UBS	S&P 500® Index	06/09/08	1,397.68	USD	2,599,010	(1,318,650)
						$4,643,834	$(2,535,460)
		Total Premiums Received:	$4,643,834
		Total Liabilities for Call Options Written:	$2,535,460

Fair Value Measurements - Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•       Level 1 - quoted prices in active markets for identical investments

•       Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3 - significant unobservable inputs (including the Funds own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$197,886,509	$194,138
Level 2- Other Significant Observable Inputs	137,646,072	(872,875)
Level 3- Significant Unobservable Inputs	—	(2,535,460)
Total	$335,532,581	$(3,214,197)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options , which are valued at the unrealized appreciation/depreciation of the instrument.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of May 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 02/29/08	$—	$(3,054,329)
Net purchases (sales)	—	(4,643,834)
Total realized and unrealized gain (loss)	—	5,162,703
Transfers in and/or out of Level 3	—	—
Balance at 05/31/08	$—	$(2,535,460)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options , which are valued at the unrealized appreciation/depreciation of the instrument.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 30, 2008